SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Inventories
Estimated useful life of small appliances and bedding	1 year
Minimum
Restricted cash
Period of capital verification approval process	3 months
Maximum
Restricted cash
Period of capital verification approval process	6 months